Other investments	12 Months Ended
Jun. 30, 2026
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Other investments	13. Other investments

Accounting policies

Loans receivable are non-derivative financial assets that are not classified as equity investments. They are subsequently measured either at amortised cost using the effective interest method less allowance for impairment or at fair value with gains and losses arising from changes in fair value recognised in the income statement or in other comprehensive income that are recycled to the income statement on the de-recognition of the asset. Allowances for expected credit losses are made based on the risk of non-payment taking into account ageing, previous experience, economic conditions and forward-looking data. Such allowances are measured as either 12-months expected credit losses or lifetime expected credit losses depending on changes in the credit quality of the counterparty.
Other investments are equity investments that are not classified as investments in associates or joint arrangements nor investments in subsidiaries. They are included in non-current assets. Subsequent to initial measurement, other investments are stated at fair value. Gains and losses arising from the changes in fair value are recognised in the income statement or in other comprehensive income. Accumulated gains and losses included in other comprehensive income are not recycled to the income statement. Dividends from other investments are recognised in the consolidated income statement.

	Loans $ million	Other investments $ million	Total $ million
Cost less allowances or fair value
At 30 June 2024	63	31	94
Exchange differences	1	2	3
Additions	11	6	17
Repayments and disposals	(6)	—	(6)
Capitalised interest	5	—	5
Impairment charged during the year	(63)	(9)	(72)
Provision movement	1	—	1
Transfer to associates/fair value adjustment	(1)	(2)	(3)
At 30 June 2025	11	28	39
Additions	47	—	47
Repayments and disposals	(4)	—	(4)
Impairment charged during the year	(40)	—	(40)
Transfer from associates/fair value adjustment	1	(22)	(21)
At 30 June 2026	15	6	21
At 30 June 2026, loans comprise $15 million (2025 – $11 million; 2024 – $6 million) of loans to customers and other third parties, after allowances of $136 million (2025 – $137 million; 2024 – $138 million), and $2 million (2025 – $nil;
2024 – $57 million) of loans to associates.
Following a strategic review in March 2025, Diageo decided it would no longer be bringing any new brands into the Distill Ventures programme and exit several businesses, resulting in an impairment charge of $72 million in exceptional operating expenses for the year ended 30 June 2025.